Putnam Emerging Markets Equity Fund
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (94.9%)(a)
	Shares	Value
Automobiles (2.8%)
BYD Co., Ltd. Class H (China)	238,500	$7,191,304
Kia Corp. (South Korea)	48,174	3,115,749

		10,307,053
Banks (12.6%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	1,530,464	4,165,865
Alinma Bank (Saudi Arabia)	615,174	5,353,361
Bank Central Asia Tbk PT (Indonesia)	6,810,900	4,103,945
Bank Mandiri Persero Tbk PT (Indonesia)	15,316,900	5,153,277
Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,170,900	9,408,770
ICICI Bank, Ltd. (India)	1,639,255	18,778,740

		46,963,958
Broadline retail (4.3%)
Alibaba Group Holding, Ltd. (China)(NON)	742,068	7,381,682
MercadoLibre, Inc. (Brazil)(NON)	4,515	5,594,085
PDD Holdings, Inc. ADR (China)(NON)	49,200	3,213,744

		16,189,511
Capital markets (0.8%)
B3 SA - Brasil Bolsa Balcao (Brazil)	1,136,400	2,983,630

		2,983,630
Chemicals (0.9%)
Hansol Chemical Co., Ltd. (South Korea)	18,802	3,281,860

		3,281,860
Communications equipment (1.7%)
Accton Technology Corp. (Taiwan)	567,000	6,483,876

		6,483,876
Consumer staples distribution and retail (4.8%)
Dino Polska SA (Poland)(NON)	40,778	4,009,851
Shoprite Holdings, Ltd. (South Africa)	296,692	2,938,261
Sumber Alfaria Trijaya Tbk PT (Indonesia)	16,567,900	2,916,588
WalMart de Mexico (Walmex) SAB de CV (Mexico)	2,085,800	7,934,506

		17,799,206
Electrical equipment (1.4%)
KEI Industries, Ltd. (India)	221,202	5,324,235

		5,324,235
Electronic equipment, instruments, and components (3.9%)
E Ink Holdings, Inc. (Taiwan)	237,000	1,589,916
Samsung SDI Co., Ltd. (South Korea)	13,228	7,147,633
Sinbon Electronics Co., Ltd. (Taiwan)	504,000	5,902,399

		14,639,948
Food products (1.3%)
China Mengniu Dairy Co., Ltd. (China)	1,237,000	4,792,310

		4,792,310
Gas utilities (0.8%)
China Resources Gas Group, Ltd. (China)	966,300	3,174,812

		3,174,812
Health care equipment and supplies (1.0%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	87,400	3,696,146

		3,696,146
Health care providers and services (2.5%)
Apollo Hospitals Enterprise, Ltd. (India)	59,601	3,335,892
Max Healthcare Institute, Ltd. (India)(NON)	887,943	5,893,621

		9,229,513
Hotels, restaurants, and leisure (4.9%)
H World Group, Ltd. ADR (China)(NON)	135,800	4,972,996
Indian Hotels Co., Ltd. (India)	1,546,504	7,276,276
Meituan Class B (China)(NON)	442,110	6,199,987

		18,449,259
Insurance (3.2%)
AIA Group, Ltd. (Hong Kong)	613,000	5,943,827
Ping An Insurance Group Co. of China, Ltd. Class H (China)	944,000	5,998,948

		11,942,775
Interactive media and services (5.4%)
Tencent Holdings, Ltd. (China)	509,200	20,181,982

		20,181,982
IT Services (3.3%)
Persistent Systems, Ltd. (India)	43,586	2,701,205
Tata Consultancy Services, Ltd. (India)	238,521	9,475,498

		12,176,703
Life sciences tools and services (0.8%)
Hangzhou Tigermed Consulting Co., Ltd. Class H (China)	418,200	3,128,802

		3,128,802
Machinery (0.4%)
Shenzhen Inovance Technology Co., Ltd. Class A (China)	196,460	1,633,423

		1,633,423
Metals and mining (1.1%)
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	89,968	2,506,685
Vale Indonesia Tbk PT (Indonesia)	3,406,600	1,425,531

		3,932,216
Oil, gas, and consumable fuels (4.1%)
PetroChina Co., Ltd. Class H (China)	10,028,000	6,451,812
Reliance Industries, Ltd. (India)	294,709	8,790,455

		15,242,267
Passenger airlines (1.4%)
Copa Holdings SA Class A (Panama)(S)	49,208	5,169,792

		5,169,792
Pharmaceuticals (3.1%)
AstraZeneca PLC (United Kingdom)	33,937	4,929,598
Eli Lilly and Co.	13,100	5,625,926
Sun Pharmaceutical Industries, Ltd. (India)	93,454	1,101,398

		11,656,922
Professional services (0.8%)
Centre Testing International Group Co., Ltd. Class A (China)	1,116,856	2,930,511

		2,930,511
Real estate management and development (0.7%)
Phoenix Mills, Ltd. (The) (India)	148,885	2,638,824

		2,638,824
Semiconductors and semiconductor equipment (12.1%)
Advanced Micro Devices, Inc.(NON)	49,700	5,875,037
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,184,889	39,464,384

		45,339,421
Software (1.0%)
Totvs SA (Brazil)	635,920	3,604,963

		3,604,963
Technology hardware, storage, and peripherals (5.8%)
Samsung Electronics Co., Ltd. (South Korea)	406,270	21,767,134

		21,767,134
Textiles, apparel, and luxury goods (6.3%)
Arezzo Industria e Comercio SA (Brazil)	200,500	2,915,437
Li Ning Co., Ltd. (China)	578,000	3,112,240
LVMH Moet Hennessy Louis Vuitton SA (France)	9,389	8,194,712
PRADA SpA (Italy)	638,300	4,267,529
Shenzhou International Group Holdings, Ltd. (China)	613,500	4,952,957

		23,442,875
Transportation infrastructure (1.7%)
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	174,700	1,806,455
International Container Terminal Services, Inc. (Philippines)	1,367,310	4,747,001

		6,553,456

Total common stocks (cost $316,600,552)		$354,657,383

INVESTMENT COMPANIES (3.5%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	273,200	$12,998,856

Total investment companies (cost $13,476,179)		$12,998,856

SHORT-TERM INVESTMENTS (2.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.29%(AFF)	3,179,050	$3,179,050
Putnam Short Term Investment Fund Class P 5.21%(AFF)	5,230,948	5,230,948

Total short-term investments (cost $8,409,998)		$8,409,998
TOTAL INVESTMENTS

Total investments (cost $338,486,729)		$376,066,237

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $373,675,138.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,251,990	$67,953,409	$70,026,349	$218,167	$3,179,050
	Putnam Short Term Investment Fund**	4,451,141	101,128,472	100,348,665	127,068	5,230,948

	Total Short-term investments	$9,703,131	$169,081,881	$170,375,014	$345,235	$8,409,998
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $3,179,050 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,078,258.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	23.9%
	India	17.5
	Taiwan	14.3
	South Korea	9.5
	United States	8.0
	Mexico	5.1
	Brazil	4.1
	Indonesia	3.6
	France	2.2
	United Kingdom	2.0
	Hong Kong	1.6
	Saudi Arabia	1.4
	Panama	1.4
	Philippines	1.3
	Italy	1.1
	United Arab Emirates	1.1
	Poland	1.1
	South Africa	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$20,181,982	$—
Consumer discretionary	16,696,262	51,692,436	—
Consumer staples	7,934,506	14,657,010	—
Energy	—	15,242,267	—
Financials	12,392,400	49,497,963	—
Health care	5,625,926	22,085,457	—
Industrials	6,976,247	14,635,170	—
Information technology	9,480,000	94,532,045	—
Materials	—	7,214,076	—
Real estate	—	2,638,824	—
Utilities	—	3,174,812	—

Total common stocks	59,105,341	295,552,042	—
Investment companies	12,998,856	—	—
Short-term investments	—	8,409,998	—

Totals by level	$72,104,197	$303,962,040	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com